Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Contingency
Income Tax Disclosure [Text Block]
Income Taxes
The Trust, which is considered a corporation for federal income tax purposes, has elected to be taxed and qualifies to be taxed as a REIT and generally will not be subject to federal income tax to the extent it distributes its REIT taxable income to its shareholders. REITs are subject to a number of organizational and operational requirements. If the Trust fails to qualify as a REIT in any taxable year, it will be subject to federal income tax on its taxable income at regular corporate rates and may not be able to qualify as a REIT for four subsequent taxable years. The Trust may also be subject to certain federal, state and local taxes on its income and property and to federal income and excise taxes on its undistributed taxable income even if it does qualify as a REIT. For example, the Trust will be subject to income tax to the extent it distributes less than 100% of its REIT taxable income (including capital gains) and the Trust has certain gains that, if recognized, will be subject to corporate tax because it acquired the assets in tax-free acquisitions of non-REIT corporations.
In the preparation of income tax returns in federal and state jurisdictions, the Company and its taxable REIT subsidiary assert certain tax positions based on their understanding and interpretation of the income tax law. The taxing authorities may challenge such positions, and the resolution of such matters could result in additional income tax expense, interest or penalties. Although any such assessments historically have been minimal and immaterial to the Company's financial results, when the Company has received an assessment for interest and/or penalties, it has been classified in the financial statements as income tax expense. Management believes it has used reasonable judgments and conclusions in the preparation of its income tax returns.
Taxable REIT Subsidiary
The Company’s consolidated financial statements include the operations of a taxable REIT subsidiary, CPSI, which is not entitled to a dividends paid deduction and is subject to federal, state and local income taxes. CPSI uses the liability method of accounting for income taxes. Deferred income tax assets and liabilities result from temporary differences. Temporary differences are differences between tax bases of assets and liabilities and their reported amounts in the financial statements that will result in taxable or deductible amounts in future periods. CPSI provides property development, construction services, leasing and management services for joint venture and third-party owned properties and administrative services to the Company and engages in for-sale development activity. The Company generally reimburses CPSI for payroll and other costs incurred in providing services to the Company. All inter-company transactions are eliminated in the accompanying consolidated financial statements. During the years ended December 31, 2012, 2011 and 2010, CPSI recognized no income tax expense/(benefit). Significant deferred tax assets and liabilities and a reconciliation of CPSI’s income tax expense to the statutory federal rate are reflected in the tables below.

The components of CPSI’s deferred income tax assets and liabilities were as follows:

	Years Ended
	December 31,
($ in thousands)	2012	2011
Deferred tax assets:
Real estate asset basis differences	$6,099	$270
Impairments	11,875	11,944
Deferred revenue	1,008	1,116
Deferred expenses	16,846	14,863
Net operating loss carryforward	15,979	14,298
Accrued liabilities	6,012	2,297
	57,819	44,788
Deferred tax liabilities:
Real estate asset basis differences	—	—

Net deferred tax assets, before valuation allowance	57,819	44,788
Valuation allowance	(57,819)	(44,788)
Net deferred tax assets, included in other assets	$—	$—

Reconciliations of the effective tax rates of CPSI to the federal statutory rate are detailed below.

	Years Ended December 31,
	2012	2011	2010
Federal tax rate	35.00%	35.00%	35.00%
Valuation reserve	(34.99)%	(34.99)%	(34.99)%
State income tax, net of federal income tax benefit	—	—	—
Other	(0.01)%	(0.01)%	(0.01)%
CPSI provision for income taxes	—%	—%	—%

For the years ended December 31, 2012, 2011 and 2010, other expenses include estimated state franchise and other taxes, including franchise taxes in North Carolina and Tennessee and the margin-based tax in Texas.
Tax years 2005 through 2007 and tax years 2009 through 2011 are subject to examination by the federal taxing authorities. Generally, tax years 2009 through 2011 are subject to examination by state taxing authorities. There are no state tax examinations currently in process.
On November 6, 2009, the Worker, Homeownership and Business Assistance Act of 2009 was signed into law, which expanded the net operating loss (“NOL”) carryback rules to allow businesses to carryback NOLs incurred in either 2008 or 2009 up to five years. As a result of the new legislation, CPSI was able to carry back tax losses that occurred in the year ended December 31, 2009 against income that was recognized in 2005 and 2006. The Company received no tax refunds during 2012. The Company received $0.7 million of tax refunds during the year ended December 31, 2011.